Intangible Assets - Summary Key Assumptions Used in the Estimation of the Recoverable Amount (Detail) - Boa Vista Servicos S.A [member] R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
BoaVista [member]
Disclosure of detailed information about intangible assets [line items]
Revenue (% annual growth rate)	3.80%
Budgeted gross margin (%)	90.90%
Annual capital expenditure (in R$ thousands)	R$ 166,438
Long-term growth rate (%)	3.15%
Pre-tax discount rate (%)	15.40%
Konduto [member]
Disclosure of detailed information about intangible assets [line items]
Revenue (% annual growth rate)	16.90%
Budgeted gross margin (%)	73.40%
Annual capital expenditure (in R$ thousands)	R$ 6,704
Long-term growth rate (%)	3.20%
Pre-tax discount rate (%)	17.60%